UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Stock Index Fund (Initial Class)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

A year ago, no one was forecasting the best year in equities since the 1990s. At the start of the year, the U.S. economy was lackluster with the start of sequestration and higher taxes and Europe was still technically in a recession and Asia was slowing down. But the easy monetary policies of central bankers helped the economic numbers turn slowly upward in economies still bogged down by the financial crisis. Not many market participants forecasted such a wonderful year which started out slowly, but gained momentum as the year continued. The world economy appears to be moving slowly upward with the U.S. leading the way for developed nations and Euroland finally eking out positive GDP numbers. Central Banks around the world were and still remain supportive the global economy with low policy rates. During the year, the Bank of Japan aggressively added to its quantitative easing program and in November the European Central Bank unexpectedly lowered its main policy rate to 0.25%. But at the end of the year, the Federal Reserve felt comfortable enough with economic growth and the declining unemployment numbers to announce the partial withdrawal of stimulus. In January of 2014, the Federal Reserve will start the tapering of their quantitative easing program removing $10 billion of the monthly $85 billion. Depending on the economic and inflation data they will likely remove all quantitative easing by the fourth quarter of 2014, but have given forward rate guidance that policy rates will remain low for a prolonged period of time.

In 2013, long-term bond yields rose sharply in the U.S. with the Federal Reserve taking its first steps to pare its unprecedented easing program. The yield on the ten-year Treasury note rose to 3.03% from 1.76% at the end of 2012. The Federal Funds rate remained at the historical low target range of 0.0% to 0.25%. The CBOE SPX Volatility Index (VIX) traded lower from 14.46 in January to 13.72 at the end of the year. The Federal Reserve is targeting the unemployment rate within a range of at 6.5% and inflation at around 2%. In 2013, the U.S. unemployment rate dropped to 6.7% from 7.9%.

For the 12 month period ended December 31, 2013, the Great-West Stock Index Fund (Initial Class shares) returned 31.72% net of fees. The S&P 900® Index increased 32.50% on a total return basis. The small cap space outperformed the S&P 900®, with the Russell 2000® and S&P SmallCap 600® indexes ending the year 38.82% and 41.31% higher, respectively. In the Russell 1000® style indexes, Growth outperformed Value during 2013. All ten sectors in the S&P 900® advanced in 2013. Consumer discretionary experienced the best sector performance, rising 43.0%. Telecommunication services was the worst performing sector, rising only 11.6%. At the single stock level, Google Inc. Class A (GOOG) was the best performing stock in the S&P 900®, gaining 58.4% and contributing 0.79% to the index performance. Newmont Mining Corporation (NEM) was the worst performing stock, dropping 48.5% and contributing 0.08% of negative performance to the index.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	S&P 500® Index	S&P MidCap 400® Index
	10,000.00	10,000.00	10,000.00	10,000.00
2004	11,074.00	11,138.33	11,088.00	11,648.00
2005	11,629.91	11,760.71	11,632.42	13,110.99
2006	13,338.35	13,561.12	13,469.65	14,463.78
2007	14,023.94	14,337.41	14,209.67	15,617.85
2008	8,798.62	9,045.98	8,952.37	9,959.34
2009	11,153.13	11,528.67	11,321.17	13,682.15
2010	12,879.64	13,381.79	13,026.53	17,327.07
2011	13,035.48	13,619.31	13,301.39	17,027.31
2012	15,061.19	15,822.99	15,429.61	20,071.80
2013	19,837.93	20,964.95	20,426.97	26,795.92

*The composite index reflects the performance of the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market. The composite index is rebalanced monthly to account for the Fund’s target asset allocations. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Initial Class	31.72%	17.65%	7.09%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2013

Sector	% of Fund Investments
Basic Materials	3.34%
Communications	11.19%
Consumer, Cyclical	9.89%
Consumer, Non-cyclical	21.29%
Diversified	0.05%
Energy	9.87%
Financial	16.92%
Industrial	11.58%
Technology	12.19%
Utilities	2.95%

Short Term Investments	0.73%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(06/29/13)	(12/31/13)	(06/29/13 – 12/31/13)

Actual	$1,000.00	$1,159.40	$3.35*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$3.13*

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.35%
3,727	Air Products & Chemicals Inc	$	416,604
1,186	Airgas Inc		132,654
1,366	Albemarle Corp		86,591
18,318	Alcoa Inc		194,720
1,862	Allegheny Technologies Inc		66,343
1,223	Ashland Inc		118,680
1,156	Cabot Corp		59,418
835	Carpenter Technology Corp		51,937
1,000	CF Industries Holdings Inc		233,040
2,502	Cliffs Natural Resources Inc (a)		65,577
2,026	Commercial Metals Co		41,189
627	Compass Minerals International Inc		50,191
600	Cytec Industries Inc		55,896
591	Domtar Corp		55,755
21,322	Dow Chemical Co		946,697
2,804	Eastman Chemical Co		226,283
4,712	Ecolab Inc		491,320
16,283	EI du Pont de Nemours & Co		1,057,907
2,338	FMC Corp		176,425
18,262	Freeport-McMoRan Copper & Gold Inc		689,208
1,393	International Flavors & Fragrances Inc		119,770
7,722	International Paper Co		378,610
1,088	Intrepid Potash Inc (b)		17,234
7,659	LyondellBasell Industries NV Class A		614,865
3,287	MeadWestvaco Corp		121,389
601	Minerals Technologies Inc		36,102
9,219	Monsanto Co		1,074,474
5,870	Mosaic Co		277,475
189	NewMarket Corp		63,154
9,009	Newmont Mining Corp		207,477
5,558	Nucor Corp		296,686
1,403	Olin Corp (a)		40,477
2,508	PPG Industries Inc		475,667
5,134	Praxair Inc		667,574
1,419	Reliance Steel & Aluminum Co		107,617
1,252	Royal Gold Inc		57,680
2,222	RPM International Inc		92,235
877	Sensient Technologies Corp		42,552
1,506	Sherwin-Williams Co		276,351
2,175	Sigma-Aldrich Corp		204,472
3,505	Steel Dynamics Inc		68,488
2,723	United States Steel Corp		80,329
1,467	Valspar Corp		104,582

			10,641,695

Communications — 11.24%
1,170	ADTRAN Inc		31,602
6,478	Amazon.com Inc (b)(c)		2,583,362
1,030	AMC Networks Inc Class A (b)		70,153
1,322	AOL Inc (b)		61,632
92,362	AT&T Inc (c)		3,247,448
4,030	Cablevision Systems Corp Class A		72,258
9,785	CBS Corp Class B		623,696

Shares		Fair Value

Communications — (continued)
10,507	CenturyLink Inc	$	334,648
1,525	Ciena Corp (b)		36,493
93,798	Cisco Systems Inc		2,105,765
45,772	Comcast Corp Class A		2,378,542
25,615	Corning Inc		456,459
5,711	Crown Castle International Corp (b)		419,359
8,567	DIRECTV (b)		591,894
3,957	Discovery Communications Inc Class A (b)		357,792
20,549	eBay Inc (b)		1,127,935
891	Equinix Inc (b)		158,108
1,904	Expedia Inc		132,633
1,415	F5 Networks Inc (b)		128,567
28,848	Facebook Inc Class A (b)		1,576,832
654	FactSet Research Systems Inc (a)		71,011
18,854	Frontier Communications Corp (a)		87,671
3,784	Gannett Co Inc		111,931
750	General Cable Corp		22,057
4,901	Google Inc Class A (b)(c)		5,492,600
79	Graham Holdings Co Class B (b)		52,402
1,806	Harris Corp		126,077
718	InterDigital Inc		21,174
7,706	Interpublic Group of Cos Inc		136,396
4,039	JDS Uniphase Corp (b)		52,426
708	John Wiley & Sons Inc Class A		39,082
8,692	Juniper Networks Inc (b)		196,178
934	Lamar Advertising Co Class A (b)		48,801
626	Meredith Corp		32,427
4,126	Motorola Solutions Inc		278,505
1,021	Netflix Inc (b)		375,902
1,170	NeuStar Inc Class A (b)		58,336
2,491	New York Times Co Class A		39,532
9,053	News Corp Class A (b)		163,135
4,437	Nielsen Holdings		203,614
4,496	Omnicom Group Inc		334,367
860	Plantronics Inc		39,947
3,005	Polycom Inc (b)		33,746
908	priceline.com Inc (b)		1,055,459
2,158	Rackspace Hosting Inc (b)		84,443
3,728	RF Micro Devices Inc (b)		19,236
1,958	Scripps Networks Interactive Inc Class A		169,191
12,047	Symantec Corp		284,068
1,813	Telephone & Data Systems Inc		46,739
2,671	TIBCO Software Inc (b)		60,044
4,976	Time Warner Cable Inc		674,248
15,862	Time Warner Inc		1,105,899
1,988	TripAdvisor Inc (b)		164,666
2,667	tw telecom inc (b)		81,263
34,405	Twenty-First Century Fox Inc Class A		1,210,368
1,245	ValueClick Inc (b)		29,096
2,306	VeriSign Inc (b)		137,853
50,088	Verizon Communications Inc (c)		2,461,324
7,185	Viacom Inc Class B		627,538
28,653	Walt Disney Co		2,189,089
9,638	Windstream Holdings Inc (a)		76,911

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Communications — (continued)
16,681	Yahoo! Inc (b)	$	674,580

			35,664,510

Consumer, Cyclical — 9.93%
1,192	Abercrombie & Fitch Co Class A		39,229
1,339	Advance Auto Parts Inc		148,201
1,221	Alaska Air Group Inc		89,585
3,323	American Eagle Outfitters Inc		47,851
656	Ann Inc (b)		23,983
1,676	Arrow Electronics Inc (b)		90,923
2,501	Ascena Retail Group Inc (b)		52,921
1,117	AutoNation Inc (b)		55,504
597	AutoZone Inc (b)		285,330
645	Bally Technologies Inc (b)		50,600
3,803	Bed Bath & Beyond Inc (b)		305,381
4,859	Best Buy Co Inc		193,777
1,016	Big Lots Inc (b)		32,807
382	Bob Evans Farms Inc		19,325
3,928	BorgWarner Inc		219,614
1,052	Brinker International Inc		48,750
1,594	Brunswick Corp		73,420
826	Cabela’s Inc Class A (b)		55,061
4,059	CarMax Inc (b)		190,854
7,638	Carnival Corp		306,818
1,041	Carter’s Inc		74,733
799	Cheesecake Factory Inc		38,568
2,491	Chico’s FAS Inc		46,930
532	Chipotle Mexican Grill Inc (b)		283,439
1,737	Cinemark Holdings Inc		57,894
4,862	Coach Inc		272,904
1,896	Copart Inc (b)		69,488
7,698	Costco Wholesale Corp		916,139
1,160	CST Brands Inc		42,595
20,868	CVS Caremark Corp		1,493,523
2,358	Darden Restaurants Inc		128,204
599	Deckers Outdoor Corp (b)		50,592
4,996	Delphi Automotive PLC		300,410
14,884	Delta Air Lines Inc		408,864
1,891	Dick’s Sporting Goods Inc		109,867
5,274	Dollar General Corp (b)		318,128
3,567	Dollar Tree Inc (b)		201,250
888	Domino’s Pizza Inc		61,849
5,301	DR Horton Inc (b)		118,318
1,133	DreamWorks Animation SKG Inc Class A (b)		40,222
1,748	Family Dollar Stores Inc		113,568
4,691	Fastenal Co		222,869
2,694	Foot Locker Inc		111,639
69,503	Ford Motor Co		1,072,431
852	Fossil Group Inc (b)		102,189
2,127	GameStop Corp Class A		104,776
4,786	Gap Inc		187,037
19,969	General Motors Co (b)		816,133
2,805	Genuine Parts Co		233,348
4,374	Goodyear Tire & Rubber Co		104,320
1,168	Guess? Inc		36,290
1,767	Hanesbrands Inc		124,167
3,940	Harley-Davidson Inc		272,806

Shares		Fair Value

Consumer, Cyclical — (continued)
1,132	Harman International Industries Inc	$	92,654
2,092	Hasbro Inc		115,081
1,216	Herman Miller Inc		35,896
788	HNI Corp		30,598
24,690	Home Depot Inc		2,032,975
598	HSN Inc		37,255
2,699	Ingram Micro Inc Class A (b)		63,319
4,312	International Game Technology		78,306
425	International Speedway Corp Class A		15,083
3,275	JC Penney Co Inc (a)(b)		29,966
4,495	JetBlue Airways Corp (b)		38,432
12,028	Johnson Controls Inc		617,036
1,482	KB Home (a)		27,091
3,684	Kohl’s Corp		209,067
4,196	L Brands Inc		259,523
2,737	Lennar Corp Class A		108,276
769	Life Time Fitness Inc (b)		36,143
5,385	LKQ Corp (b)		177,167
18,336	Lowe’s Cos Inc		908,549
6,460	Macy’s Inc		344,964
3,942	Marriott International Inc Class A		194,577
5,942	Mattel Inc		282,720
17,482	McDonald’s Corp		1,696,278
726	MDC Holdings Inc (b)		23,406
3,212	Michael Kors Holdings Ltd (b)		260,782
1,038	Mohawk Industries Inc (b)		154,558
873	MSC Industrial Direct Co Inc Class A		70,600
5,232	Newell Rubbermaid Inc		169,569
13,187	NIKE Inc Class B		1,037,026
2,484	Nordstrom Inc		153,511
72	NVR Inc (b)		73,873
1,904	O’Reilly Automotive Inc (b)		245,064
4,850	Office Depot Inc (b)		25,657
1,603	Oshkosh Corp		80,759
1,112	Owens & Minor Inc		40,655
6,196	PACCAR Inc		366,617
456	Panera Bread Co Class A (b)		80,571
1,861	PetSmart Inc		135,388
1,104	Polaris Industries Inc		160,787
6,136	PulteGroup Inc		124,990
1,464	PVH Corp		199,133
1,045	Ralph Lauren Corp		184,516
3,786	Ross Stores Inc		283,685
979	Scientific Games Corp Class A (b)		16,574
1,331	Signet Jewelers Ltd		104,750
12,292	Southwest Airlines Co		231,581
12,003	Staples Inc		190,728
13,252	Starbucks Corp		1,038,824
3,413	Starwood Hotels & Resorts Worldwide Inc		271,163
10,995	Target Corp		695,654
1,059	Tempur Sealy International Inc (b)		57,144
721	Thor Industries Inc		39,821
1,881	Tiffany & Co		174,519
12,468	TJX Cos Inc		794,586
2,479	Toll Brothers Inc (b)		91,723
2,516	Tractor Supply Co		195,191

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Consumer, Cyclical — (continued)
1,334	Under Armour Inc Class A (a)(b)	$	116,458
1,944	Urban Outfitters Inc (b)		72,122
6,156	VF Corp		383,765
28,366	Wal-Mart Stores Inc		2,232,121
15,323	Walgreen Co		880,153
524	Watsco Inc		50,335
4,913	Wendy’s Co		42,841
1,381	Whirlpool Corp		216,624
1,532	Williams-Sonoma Inc		89,285
1,238	World Fuel Services Corp		53,432
1,105	WW Grainger Inc		282,239
2,289	Wyndham Worldwide Corp		168,676
1,393	Wynn Resorts Ltd		270,535
7,762	Yum! Brands Inc		586,885

			31,515,256

Consumer, Non-cyclical — 21.38%
1,234	Aaron’s Inc		36,280
27,109	Abbott Laboratories		1,039,088
27,715	AbbVie Inc		1,463,629
3,044	Actavis PLC (b)		511,392
3,411	ADT Corp		138,043
6,443	Aetna Inc		441,925
3,428	Alexion Pharmaceuticals Inc (b)		456,130
5,211	Allergan Inc		578,838
847	Alliance Data Systems Corp (b)		222,702
35,027	Altria Group Inc		1,344,687
4,079	AmerisourceBergen Corp		286,794
13,171	Amgen Inc		1,503,601
1,546	Apollo Education Group Inc Class A (b)		42,237
11,571	Archer-Daniels-Midland Co		502,181
8,408	Automatic Data Processing Inc		679,450
1,749	Avery Dennison Corp		87,782
7,971	Avon Products Inc		137,261
9,548	Baxter International Inc		664,063
2,909	Beam Inc		197,987
3,402	Becton Dickinson & Co		375,887
373	Bio-Rad Laboratories Inc Class A (b)		46,107
4,141	Biogen Idec Inc (b)		1,158,445
23,438	Boston Scientific Corp (b)		281,725
819	Brink’s Co		27,961
28,780	Bristol-Myers Squibb Co		1,529,657
2,838	Brown-Forman Corp Class B		214,468
3,019	Campbell Soup Co		130,662
5,946	Cardinal Health Inc		397,252
3,650	CareFusion Corp (b)		145,343
7,253	Celgene Corp (b)		1,225,467
859	Charles River Laboratories International Inc (b)		45,561
2,369	Church & Dwight Co Inc		157,017
4,846	Cigna Corp		423,928
1,858	Cintas Corp		110,718
2,238	Clorox Co		207,597
66,740	Coca-Cola Co (c)		2,757,029
4,320	Coca-Cola Enterprises Inc		190,642
15,540	Colgate-Palmolive Co		1,013,363
1,648	Community Health Systems Inc (b)		64,717

Shares		Fair Value

Consumer, Non-cyclical — (continued)
7,261	ConAgra Foods Inc	$	244,696
2,977	Constellation Brands Inc Class A (b)		209,521
1,512	Convergys Corp		31,828
807	Cooper Cos Inc		99,939
1,532	CoreLogic Inc (b)		54,432
589	Corporate Executive Board Co		45,606
927	Covance Inc (b)		81,632
7,998	Covidien PLC		544,664
1,393	CR Bard Inc		186,578
1,206	Cubist Pharmaceuticals Inc (b)		83,057
3,062	DaVita HealthCare Partners Inc (b)		194,039
1,579	Dean Foods Co (b)		27,143
775	Deluxe Corp		40,447
2,405	DENTSPLY International Inc		116,594
872	DeVry Education Group Inc		30,956
3,686	Dr Pepper Snapple Group Inc		179,582
1,871	Edwards Lifesciences Corp (b)		123,037
17,471	Eli Lilly & Co		891,021
2,012	Endo Health Solutions Inc (b)		135,730
2,203	Equifax Inc		152,205
4,422	Estee Lauder Cos Inc Class A		333,065
14,128	Express Scripts Holding Co (b)		992,351
3,070	Flowers Foods Inc		65,913
4,241	Forest Laboratories Inc (b)		254,587
575	FTI Consulting Inc (b)		23,656
1,683	Gartner Inc Class A (b)		119,577
11,283	General Mills Inc		563,135
26,776	Gilead Sciences Inc (b)		2,012,216
1,249	Global Payments Inc		81,173
2,359	Green Mountain Coffee Roasters Inc (a)(b)		178,293
5,018	H&R Block Inc		145,723
838	Hain Celestial Group Inc (b)		76,074
906	Harris Teeter Supermarkets Inc		44,711
4,634	Health Management Associates Inc Class A (b)		60,705
1,322	Health Net Inc (b)		39,224
1,476	Henry Schein Inc (b)		168,648
2,574	Hershey Co		250,270
1,139	Hill-Rom Holdings Inc		47,086
2,140	Hillshire Brands Co		71,562
1,251	HMS Holdings Corp (b)		28,435
4,834	Hologic Inc (b)		108,040
2,500	Hormel Foods Corp		112,925
2,995	Hospira Inc (b)		123,634
2,699	Humana Inc		278,591
885	IDEXX Laboratories Inc (b)		94,137
1,389	Ingredion Inc		95,091
667	Intuitive Surgical Inc (b)		256,181
3,089	Iron Mountain Inc		93,751
2,096	Jarden Corp (b)		128,590
1,833	JM Smucker Co		189,935
49,368	Johnson & Johnson (c)		4,521,615
4,601	Kellogg Co		280,983
6,673	Kimberly-Clark Corp		697,062
10,467	Kraft Foods Group Inc		564,381
9,206	Kroger Co		363,913
1,558	Laboratory Corp of America Holdings (b)		142,354

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Consumer, Non-cyclical — (continued)
405	Lancaster Colony Corp	$	35,701
1,247	Leidos Holdings Inc (a)		57,973
1,577	Lender Processing Services Inc		58,948
3,023	Life Technologies Corp (b)		229,143
791	LifePoint Hospitals Inc (b)		41,796
6,543	Lorillard Inc		331,599
1,068	Mallinckrodt PLC (b)		55,814
1,325	Manpowergroup Inc		113,764
869	Masimo Corp (b)		25,401
1,813	MasterCard Inc Class A		1,514,689
351	Matthews International Corp Class A		14,956
2,383	McCormick & Co Inc		164,236
4,763	McGraw Hill Financial Inc		372,467
4,022	McKesson Corp		649,151
3,495	Mead Johnson Nutrition Co Class A		292,741
1,772	MEDNAX Inc (b)		94,589
17,589	Medtronic Inc		1,009,433
51,223	Merck & Co Inc (c)		2,563,711
2,885	Molson Coors Brewing Co Class B		161,993
30,748	Mondelez International Inc Class A		1,085,404
2,323	Monster Beverage Corp (b)		157,430
3,338	Moody’s Corp		261,933
6,586	Mylan Inc (b)		285,832
1,881	Omnicare Inc		113,537
1,428	Patterson Cos Inc		58,834
26,988	PepsiCo Inc		2,238,385
2,332	Perrigo Co PLC		357,869
113,630	Pfizer Inc (c)		3,480,487
28,090	Philip Morris International Inc		2,447,482
581	Post Holdings Inc (b)		28,626
47,658	Procter & Gamble Co (c)		3,879,838
3,825	Quanta Services Inc (b)		120,717
2,626	Quest Diagnostics Inc		140,596
1,385	Regeneron Pharmaceuticals Inc (b)		381,207
1,015	Rent-A-Center Inc		33,840
2,611	ResMed Inc (a)		122,926
5,527	Reynolds American Inc		276,295
2,486	Robert Half International Inc		104,387
1,332	Rollins Inc		40,346
3,198	RR Donnelley & Sons Co		64,855
4,362	Safeway Inc		142,070
949	Salix Pharmaceuticals Ltd (b)		85,353
713	Science Applications International Corp		23,579
626	Scotts Miracle-Gro Co Class A		38,950
2,438	SEI Investments Co		84,672
3,775	Service Corp International		68,441
1,206	Sotheby’s		64,159
5,131	St Jude Medical Inc		317,865
1,039	STERIS Corp		49,924
5,109	Stryker Corp		383,890
2,992	SUPERVALU Inc (b)		21,812
10,296	Sysco Corp		371,686
524	Techne Corp		49,607
730	Teleflex Inc		68,518
1,906	Tenet Healthcare Corp (b)		80,281

Shares		Fair Value

Consumer, Non-cyclical — (continued)
934	Thoratec Corp (b)	$	34,184
520	Tootsie Roll Industries Inc (a)		16,921
2,995	Total System Services Inc		99,674
1,052	Towers Watson & Co Class A		134,246
853	Tupperware Brands Corp		80,634
4,793	Tyson Foods Inc Class A		160,374
795	United Natural Foods Inc (b)		59,935
1,665	United Rentals Inc (b)		129,787
818	United Therapeutics Corp (b)		92,499
17,765	UnitedHealth Group Inc		1,337,704
401	Universal Corp (a)		21,895
1,514	Universal Health Services Inc Class B		123,028
602	Valassis Communications Inc		20,619
1,854	Varian Medical Systems Inc (b)		144,037
1,738	VCA Antech Inc (b)		54,504
4,013	Vertex Pharmaceuticals Inc (b)		298,166
713	WellCare Health Plans Inc (b)		50,209
5,247	WellPoint Inc		484,770
9,590	Western Union Co		165,427
654	WEX Inc (b)		64,766
3,007	WhiteWave Foods Co Class A (b)		68,981
6,527	Whole Foods Market Inc		377,456
3,048	Zimmer Holdings Inc		284,043
8,848	Zoetis Inc		289,241

			67,830,748

Diversified — 0.05%
5,438	Leucadia National Corp		154,113

Energy — 9.91%
4,326	Alpha Natural Resources Inc (a)(b)		30,888
8,855	Anadarko Petroleum Corp		702,379
7,000	Apache Corp		601,580
1,016	Atwood Oceanics Inc (b)		54,244
7,774	Baker Hughes Inc		429,591
1,045	Bill Barrett Corp (a)(b)		27,985
7,330	Cabot Oil & Gas Corp		284,111
4,170	Cameron International Corp (b)		248,240
306	CARBO Ceramics Inc (a)		35,658
8,934	Chesapeake Energy Corp		242,469
33,718	Chevron Corp (c)		4,211,715
1,493	Cimarex Energy Co		156,631
21,382	ConocoPhillips		1,510,638
4,115	CONSOL Energy Inc		156,535
6,722	Denbury Resources Inc (b)		110,442
6,616	Devon Energy Corp		409,332
1,241	Diamond Offshore Drilling Inc		70,638
1,363	Dresser-Rand Group Inc (b)		81,276
705	Dril-Quip Inc (b)		77,501
1,286	Energen Corp		90,985
4,219	Ensco PLC Class A		241,242
4,798	EOG Resources Inc		805,296
2,723	EQT Corp		244,471
76,591	Exxon Mobil Corp (c)		7,751,009
4,113	FMC Technologies Inc (b)		214,740
1,395	Gulfport Energy Corp (b)		88,094
14,736	Halliburton Co		747,852

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

Energy — (continued)
1,664	Helix Energy Solutions Group Inc (b)	$	38,572
1,831	Helmerich & Payne Inc		153,950
4,987	Hess Corp		413,921
3,417	HollyFrontier Corp		169,791
11,805	Kinder Morgan Inc		424,980
12,452	Marathon Oil Corp		439,556
5,278	Marathon Petroleum Corp		484,151
3,060	Murphy Oil Corp		198,533
846	Murphy USA Inc		35,160
4,296	Nabors Industries Ltd		72,989
7,520	National Oilwell Varco Inc		598,066
2,362	Newfield Exploration Co (b)		58,176
4,576	Noble Corp PLC		171,463
6,304	Noble Energy Inc		429,365
14,080	Occidental Petroleum Corp		1,339,008
1,958	Oceaneering International Inc		154,447
984	Oil States International Inc (b)		100,092
3,538	ONEOK Inc		219,993
2,327	Patterson-UTI Energy Inc		58,920
4,723	Peabody Energy Corp		92,240
10,511	Phillips 66		810,713
2,466	Pioneer Natural Resources Co		453,917
3,003	QEP Resources Inc		92,042
2,953	Range Resources Corp		248,967
1,128	Rosetta Resources Inc (b)		54,189
2,316	Rowan Cos PLC Class A (b)		81,894
23,151	Schlumberger Ltd		2,086,137
1,184	SM Energy Co		98,402
6,046	Southwestern Energy Co (b)		237,789
11,733	Spectra Energy Corp		417,929
2,825	Superior Energy Services Inc (b)		75,173
2,329	Tesoro Corp		136,246
6,033	Transocean Ltd		298,151
871	Unit Corp (b)		44,961
9,620	Valero Energy Corp		484,848
11,979	Williams Cos Inc		462,030
3,574	WPX Energy Inc (b)		72,838

			31,435,141

Financial — 17.00%
6,000	Ace Ltd		621,180
960	Affiliated Managers Group Inc (b)		208,205
8,172	Aflac Inc		545,890
588	Alexander & Baldwin Inc		24,537
1,242	Alexandria Real Estate Equities Inc REIT		79,016
284	Alleghany Corp (b)		113,589
7,975	Allstate Corp		434,956
1,908	American Campus Communities Inc REIT		61,457
16,215	American Express Co		1,471,187
1,305	American Financial Group Inc		75,325
25,797	American International Group Inc		1,316,937
6,941	American Tower Corp REIT		554,031
3,411	Ameriprise Financial Inc		392,435
5,278	Aon PLC		442,771
2,603	Apartment Investment & Management Co REIT Class A		67,444

Shares			Fair Value

Financial — (continued)
3,481	Apollo Investment Corp	$	29,519
2,276	Arthur J Gallagher & Co		106,813
1,183	Aspen Insurance Holdings Ltd		48,870
2,814	Associated Banc-Corp		48,964
1,356	Assurant Inc		89,998
1,723	Astoria Financial Corp		23,829
2,120	AvalonBay Communities Inc REIT		250,648
1,535	BancorpSouth Inc		39,020
187,005	Bank of America Corp (c)		2,911,668
820	Bank of Hawaii Corp		48,495
20,037	Bank of New York Mellon Corp		700,093
12,340	BB&T Corp		460,529
31,523	Berkshire Hathaway Inc Class B (b)(c)		3,737,367
3,335	BioMed Realty Trust Inc REIT		60,430
2,216	BlackRock Inc Class A		701,297
2,659	Boston Properties Inc REIT		266,884
1,350	BRE Properties Inc REIT		73,858
2,061	Brown & Brown Inc		64,695
1,517	Camden Property Trust REIT		86,287
10,108	Capital One Financial Corp		774,374
1,089	Cathay General Bancorp		29,109
1,609	CBOE Holdings Inc		83,604
4,678	CBRE Group Inc Class A (b)		123,031
20,304	Charles Schwab Corp		527,904
4,414	Chubb Corp		426,525
2,522	Cincinnati Financial Corp		132,077
53,238	Citigroup Inc (c)		2,774,232
859	City National Corp		68,050
5,578	CME Group Inc		437,650
3,364	Comerica Inc		159,925
1,440	Commerce Bancshares Inc		64,697
1,425	Corporate Office Properties Trust REIT		33,758
2,126	Corrections Corp of America REIT		68,181
851	Cullen/Frost Bankers Inc		63,340
8,398	Discover Financial Services		469,868
5,754	Duke Realty Corp REIT		86,540
5,035	E*TRADE Financial Corp (b)		98,887
2,479	East West Bancorp Inc		86,691
2,177	Eaton Vance Corp		93,154
1,040	Equity One Inc REIT (a)		23,338
5,940	Equity Residential REIT		308,108
697	Essex Property Trust Inc REIT		100,026
872	Everest Re Group Ltd		135,919
1,854	Extra Space Storage Inc REIT		78,109
1,092	Federal Realty Investment Trust REIT		110,740
1,577	Federated Investors Inc Class B (a)		45,418
3,981	Fidelity National Financial Inc Class A		129,183
15,852	Fifth Third Bancorp		333,368
2,092	First American Financial Corp		58,994
4,081	First Horizon National Corp		47,544
5,644	First Niagara Financial Group Inc		59,939
3,062	FirstMerit Corp		68,068
7,220	Franklin Resources Inc		416,811
3,429	Fulton Financial Corp		44,851
9,801	General Growth Properties Inc REIT		196,706

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Financial — (continued)
8,352	Genworth Financial Inc Class A (b)	$	129,707
7,369	Goldman Sachs Group Inc		1,306,229
535	Greenhill & Co Inc		30,998
1,567	Hancock Holding Co		57,478
835	Hanover Insurance Group Inc		49,858
7,850	Hartford Financial Services Group Inc		284,405
1,757	HCC Insurance Holdings Inc		81,068
7,854	HCP Inc REIT		285,257
5,010	Health Care Inc REIT		268,386
1,547	Highwoods Properties Inc REIT (a)		55,955
1,036	Home Properties Inc REIT		55,550
2,425	Hospitality Properties Trust REIT		65,548
13,479	Host Hotels & Resorts Inc REIT		262,032
8,833	Hudson City Bancorp Inc		83,295
15,096	Huntington Bancshares Inc		145,676
2,001	Intercontinental Exchange Group Inc		450,065
996	International Bancshares Corp		26,284
7,633	Invesco Ltd		277,841
2,045	Janus Capital Group Inc		25,297
823	Jones Lang LaSalle Inc		84,267
65,928	JPMorgan Chase & Co (c)		3,855,469
766	Kemper Corp		31,314
15,864	KeyCorp		212,895
1,463	Kilroy Realty Corp REIT		73,413
7,379	Kimco Realty Corp REIT		145,735
1,987	Legg Mason Inc (a)		86,395
2,526	Liberty Property Trust REIT		85,556
4,614	Lincoln National Corp		238,175
5,268	Loews Corp		254,128
2,240	M&T Bank Corp		260,781
2,532	Macerich Co REIT		149,109
1,461	Mack-Cali Realty Corp REIT		31,382
9,643	Marsh & McLennan Cos Inc		466,335
627	Mercury General Corp		31,168
19,743	MetLife Inc		1,064,543
1,364	Mid-America Apartment Communities Inc REIT		82,849
24,483	Morgan Stanley		767,787
2,040	NASDAQ OMX Group Inc		81,192
2,197	National Retail Properties Inc REIT (a)		66,635
7,927	New York Community Bancorp Inc (a)		133,570
3,993	Northern Trust Corp		247,127
4,311	Old Republic International Corp		74,451
2,068	Omega Healthcare Investors Inc REIT (a)		61,626
6,016	People’s United Financial Inc		90,962
2,944	Plum Creek Timber Co Inc REIT		136,925
9,356	PNC Financial Services Group Inc		725,838
704	Potlatch Corp REIT		29,385
928	Primerica Inc		39,820
4,985	Principal Financial Group Inc		245,810
9,528	Progressive Corp		259,829
8,846	Prologis Inc REIT		326,860
974	Prosperity Bancshares Inc		61,742
1,391	Protective Life Corp		70,468
8,185	Prudential Financial Inc		754,821

Shares		Fair Value

Financial — (continued)
2,533	Public Storage REIT	$	381,267
2,027	Raymond James Financial Inc		105,789
2,269	Rayonier Inc REIT		95,525
3,616	Realty Income Corp REIT		134,985
1,615	Regency Centers Corp REIT		74,774
24,298	Regions Financial Corp		240,307
1,180	Reinsurance Group of America Inc		91,344
3,092	Senior Housing Properties Trust REIT		68,735
844	Signature Bank (b)		90,662
5,467	Simon Property Group Inc REIT		831,859
1,653	SL Green Realty Corp REIT		152,704
7,595	SLM Corp		199,597
777	StanCorp Financial Group Inc		51,476
7,756	State Street Corp		569,213
9,322	SunTrust Banks Inc		343,143
804	SVB Financial Group (b)		84,307
16,931	Synovus Financial Corp		60,952
4,616	T Rowe Price Group Inc		386,682
1,143	Taubman Centers Inc REIT		73,061
3,161	TCF Financial Corp		51,366
1,663	Torchmark Corp		129,963
6,383	Travelers Cos Inc Class A		577,917
1,368	Trustmark Corp		36,717
4,250	UDR Inc REIT		99,237
4,487	Unum Group		157,404
32,137	US Bancorp		1,298,335
3,985	Valley National Bancorp (a)		40,328
5,201	Ventas Inc REIT		297,913
8,928	Visa Inc Class A		1,988,087
3,081	Vornado Realty Trust REIT		273,562
1,593	Waddell & Reed Financial Inc Class A		103,736
1,858	Washington Federal Inc		43,273
1,588	Webster Financial Corp		49,514
1,930	Weingarten Realty Investors REIT		52,921
84,043	Wells Fargo & Co (c)		3,815,552
457	Westamerica Bancorporation		25,802
10,088	Weyerhaeuser Co REIT		318,478
2,038	WR Berkley Corp		88,429
4,888	XL Group PLC		155,634
3,324	Zions Bancorporation		99,587

			53,926,371

Industrial — 11.63%
11,214	3M Co		1,572,763
761	Acuity Brands Inc		83,193
1,831	AECOM Technology Corp (b)		53,886
1,528	AGCO Corp		90,442
5,858	Agilent Technologies Inc		335,019
1,583	Allegion PLC		69,953
542	Alliant Techsystems Inc		65,951
4,402	AMETEK Inc		231,853
2,738	Amphenol Corp Class A		244,175
1,397	AO Smith Corp		75,354
1,155	Aptargroup Inc		78,321
2,441	Avnet Inc		107,672
1,690	B/E Aerospace Inc (b)		147,081

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Industrial — (continued)
2,422	Ball Corp	$	125,121
1,942	Bemis Co Inc		79,544
12,138	Boeing Co		1,656,716
1,130	Carlisle Cos Inc		89,722
11,215	Caterpillar Inc		1,018,434
2,659	CH Robinson Worldwide Inc		155,126
878	CLARCOR Inc		56,499
970	Clean Harbors Inc (b)		58,161
974	Con-way Inc		38,678
761	Crane Co		51,177
17,887	CSX Corp		514,609
3,096	Cummins Inc		436,443
10,535	Danaher Corp		813,302
6,662	Deere & Co		608,440
2,254	Donaldson Co Inc		97,959
3,017	Dover Corp		291,261
880	Eagle Materials Inc		68,138
8,334	Eaton Corp PLC		634,384
12,342	Emerson Electric Co		866,162
1,036	Energizer Holdings Inc		112,137
550	Esterline Technologies Corp (b)		56,078
3,139	Exelis Inc		59,829
3,740	Expeditors International of Washington Inc		165,495
5,231	FedEx Corp		752,061
2,529	FLIR Systems Inc		76,123
2,403	Flowserve Corp		189,428
2,943	Fluor Corp		236,293
2,977	Fortune Brands Home & Security Inc		136,049
2,178	Garmin Ltd (a)		100,667
834	GATX Corp		43,510
5,838	General Dynamics Corp		557,821
177,384	General Electric Co (c)		4,972,073
812	Genesee & Wyoming Inc Class A (b)		77,993
2,459	Gentex Corp		81,122
1,093	Graco Inc		85,385
518	Granite Construction Inc		18,120
480	Greif Inc Class A		25,152
1,406	Harsco Corp		39,410
13,847	Honeywell International Inc		1,265,200
968	Hubbell Inc Class B		105,415
882	Huntington Ingalls Industries Inc Class A		79,389
1,375	IDEX Corp		101,544
7,168	Illinois Tool Works Inc		602,685
4,750	Ingersoll-Rand PLC Class A		292,600
686	Itron Inc (b)		28,421
1,518	ITT Corp		65,912
3,287	Jabil Circuit Inc		57,325
2,239	Jacobs Engineering Group Inc (b)		141,035
1,672	JB Hunt Transport Services Inc		129,246
1,784	Joy Global Inc (a)		104,346
1,994	Kansas City Southern		246,917
2,648	KBR Inc		84,445
1,354	Kennametal Inc		70,503
1,001	Kirby Corp (b)		99,349
1,628	L-3 Communications Holdings Inc		173,968
857	Landstar System Inc		49,235

Shares		Fair Value

Industrial — (continued)
2,543	Leggett & Platt Inc	$	78,680
812	Lennox International Inc		69,069
1,378	Lincoln Electric Holdings Inc		98,307
4,694	Lockheed Martin Corp		697,810
2,560	Louisiana-Pacific Corp (b)		47,386
867	Martin Marietta Materials Inc		86,648
6,421	Masco Corp		146,206
924	Matson Inc		24,126
507	Mettler-Toledo International Inc (b)		122,993
606	Mine Safety Appliances Co		31,033
1,550	National Instruments Corp		49,631
1,036	Nordson Corp		76,975
5,416	Norfolk Southern Corp		502,767
3,892	Northrop Grumman Corp		446,062
1,224	Old Dominion Freight Line Inc (b)		64,896
2,902	Owens-Illinois Inc (b)		103,834
1,649	Packaging Corp of America		104,349
2,032	Pall Corp		173,431
2,607	Parker Hannifin Corp		335,364
3,488	Pentair Ltd		270,913
1,996	PerkinElmer Inc		82,295
2,534	Precision Castparts Corp		682,406
5,662	Raytheon Co		513,543
817	Regal-Beloit Corp		60,229
4,693	Republic Services Inc		155,808
1,306	Rock Tenn Co Class A		137,143
2,391	Rockwell Automation Inc		282,521
2,312	Rockwell Collins Inc		170,903
1,792	Roper Industries Inc		248,515
885	Ryder System Inc		65,295
3,506	Sealed Air Corp		119,379
652	Silgan Holdings Inc		31,309
1,045	Snap-on Inc		114,448
1,803	Sonoco Products Co		75,221
819	SPX Corp		81,581
2,827	Stanley Black & Decker Inc		228,111
1,473	Stericycle Inc (b)		171,118
7,200	TE Connectivity Ltd		396,792
602	Tech Data Corp (b)		31,063
1,946	Terex Corp		81,713
5,006	Textron Inc		184,021
6,341	Thermo Fisher Scientific Inc		706,070
943	Tidewater Inc		55,892
1,462	Timken Co		80,512
4,676	Trimble Navigation Ltd (b)		162,257
1,464	Trinity Industries Inc		79,817
922	Triumph Group Inc		70,137
8,100	Tyco International Ltd		332,424
8,106	Union Pacific Corp		1,361,808
12,533	United Parcel Service Inc Class B		1,316,968
14,760	United Technologies Corp		1,679,688
1,218	URS Corp		64,542
1,813	UTi Worldwide Inc		31,836
422	Valmont Industries Inc		62,929
2,302	Vishay Intertechnology Inc (b)		30,525
2,358	Vulcan Materials Co		140,112
1,599	Wabtec Corp		118,758
2,213	Waste Connections Inc		96,553
7,728	Waste Management Inc		346,755
1,547	Waters Corp (b)		154,700

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

Industrial — (continued)
869	Werner Enterprises Inc	$	21,490
1,008	Woodward Inc		45,975
848	Worthington Industries Inc		35,684
3,316	Xylem Inc		114,734
957	Zebra Technologies Corp Class A (b)		51,755

			36,903,635

Technology — 12.25%
1,655	3D Systems Corp (a)(b)		153,799
11,146	Accenture PLC Class A		916,424
687	ACI Worldwide Inc (b)		44,655
1,348	Acxiom Corp (b)		49,849
8,151	Adobe Systems Inc (b)		488,082
10,719	Advanced Micro Devices Inc (b)		41,482
467	Advent Software Inc		16,340
3,203	Akamai Technologies Inc (b)		151,117
3,024	Allscripts Healthcare Solutions Inc (b)		46,751
5,788	Altera Corp		188,284
5,581	Analog Devices Inc		284,240
1,678	ANSYS Inc (b)		146,322
15,775	Apple Inc (c)		8,851,510
21,067	Applied Materials Inc		372,675
8,253	Atmel Corp (b)		64,621
4,070	Autodesk Inc (b)		204,843
9,486	Broadcom Corp Class A		281,260
2,154	Broadridge Financial Solutions Inc ADR		85,126
5,688	CA Inc		191,401
5,388	Cadence Design Systems Inc (b)		75,540
5,090	Cerner Corp (b)		283,717
3,385	Citrix Systems Inc (b)		214,101
5,292	Cognizant Technology Solutions Corp Class A (b)		534,386
842	CommVault Systems Inc (b)		63,049
2,508	Computer Sciences Corp		140,147
3,937	Compuware Corp		44,134
816	Concur Technologies Inc (b)		84,195
2,124	Cree Inc (b)		132,899
2,082	Cypress Semiconductor Corp		21,861
1,134	Diebold Inc		37,433
474	DST Systems Inc		43,011
652	Dun & Bradstreet Corp		80,033
5,579	Electronic Arts Inc (b)		127,982
36,079	EMC Corp		907,387
624	Fair Isaac Corp		39,212
2,259	Fairchild Semiconductor International Inc (b)		30,158
5,032	Fidelity National Information Services Inc		270,118
1,291	First Solar Inc (b)		70,540
4,556	Fiserv Inc (b)		269,032
33,869	Hewlett-Packard Co		947,655
1,926	Informatica Corp (b)		79,929
1,976	Integrated Device Technology Inc (b)		20,135
87,178	Intel Corp		2,263,141

Shares			Fair Value

Technology — (continued)
17,896	International Business Machines Corp (c)	$	3,356,753
1,139	International Rectifier Corp (b)		29,694
1,672	Intersil Corp Class A		19,178
4,994	Intuit Inc		381,142
1,539	Jack Henry & Associates Inc		91,124
2,879	KLA-Tencor Corp		185,580
2,955	Lam Research Corp (b)		160,900
1,101	Lexmark International Inc Class A		39,107
3,984	Linear Technology Corp		181,471
9,581	LSI Corp		105,583
589	ManTech International Corp Class A (a)		17,629
1,774	Mentor Graphics Corp		42,700
3,392	Microchip Technology Inc (a)		151,792
18,170	Micron Technology Inc (b)		395,379
1,402	MICROS Systems Inc (b)		80,433
132,805	Microsoft Corp (c)		4,970,891
2,157	MSCI Inc Class A (b)		94,304
3,018	NCR Corp (b)		102,793
5,968	NetApp Inc		245,523
10,428	NVIDIA Corp		167,057
61,526	Oracle Corp		2,353,985
5,863	Paychex Inc		266,942
3,321	Pitney Bowes Inc		77,379
2,030	PTC Inc (b)		71,842
29,620	QUALCOMM Inc		2,199,285
3,424	Red Hat Inc (b)		191,881
2,997	Riverbed Technology Inc (b)		54,186
2,080	Rovi Corp (b)		40,955
9,526	Salesforce.com Inc (b)		525,740
3,942	SanDisk Corp		278,069
5,481	Seagate Technology PLC		307,813
1,356	Semtech Corp (b)		34,280
833	Silicon Laboratories Inc (b)		36,077
3,387	Skyworks Solutions Inc (b)		96,733
1,133	SolarWinds Inc (b)		42,861
1,132	Solera Holdings Inc		80,100
3,757	SunEdison Inc (b)		49,029
2,761	Synopsys Inc (b)		112,014
2,947	Teradata Corp (b)		134,059
3,459	Teradyne Inc (b)		60,948
19,398	Texas Instruments Inc		851,766
1,714	VeriFone Systems Inc (b)		45,969
3,679	Western Digital Corp		308,668
20,139	Xerox Corp		245,092
4,565	Xilinx Inc		209,625

			38,852,907

Utilities — 2.96%
11,165	AES Corp		162,004
2,111	AGL Resources Inc		99,703
1,992	Alliant Energy Corp		102,787
4,143	Ameren Corp		149,811
8,533	American Electric Power Co Inc		398,832
3,302	Aqua America Inc		77,894
1,451	Atmos Energy Corp		65,904
873	Black Hills Corp		45,841
7,744	CenterPoint Energy Inc		179,506

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Utilities — (continued)
1,124	Cleco Corp	$	52,401
4,875	CMS Energy Corp		130,504
5,185	Consolidated Edison Inc		286,627
10,190	Dominion Resources Inc		659,191
3,039	DTE Energy Co		201,759
12,441	Duke Energy Corp		858,553
5,613	Edison International		259,882
3,226	Entergy Corp		204,109
15,022	Exelon Corp		411,453
7,193	FirstEnergy Corp		237,225
2,737	Great Plains Energy Inc		66,345
1,975	Hawaiian Electric Industries Inc (a)		51,469
885	IDACORP Inc		45,878
1,440	Integrys Energy Group Inc		78,350
3,498	MDU Resources Group Inc		106,864
1,379	National Fuel Gas Co		98,461
7,471	NextEra Energy Inc		639,667
5,634	NiSource Inc		185,246
5,478	Northeast Utilities		232,212
5,513	NRG Energy Inc		158,333
3,394	OGE Energy Corp		115,057
4,457	Pepco Holdings Inc		85,262
7,696	PG&E Corp		309,995
1,814	Pinnacle West Capital Corp		95,997
1,378	PNM Resources Inc		33,237
10,922	PPL Corp		328,643
8,960	Public Service Enterprise Group Inc		287,078
2,800	Questar Corp		64,372
2,512	SCANA Corp		117,888
3,931	Sempra Energy		352,847
15,374	Southern Co		632,025
3,765	TECO Energy Inc (a)		64,909
2,134	UGI Corp		88,476
1,456	Vectren Corp		51,688
2,035	Westar Energy Inc		65,466
909	WGL Holdings Inc		36,415
4,131	Wisconsin Energy Corp		170,776
8,561	Xcel Energy Inc		239,194

			9,386,136

TOTAL COMMON STOCK — 99.70% (Cost $183,582,240)		$	316,310,512

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.08%
	U.S. Treasury Bills(d)
$ 20,000	0.08%, 03/27/2014		19,997
240,000	0.07%, 06/26/2014		239,919

			259,916

Principal Amount			Fair Value

Reverse Repurchase Agreements — 0.65%
$ 488,803	Undivided interest of 1.00% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $488,803 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404. (e)	$	488,803

488,803	Undivided interest of 15.17% in a reverse repurchase agreement (principal amount/value $3,222,677 with a maturity value of $3,222,681) with BNP Paribas Securities Corp, 0.02%, dated 12/31/13 to be repurchased at $488,803 on 1/2/14 collateralized by various U.S. Government Agency securities, 0.00% - 4.50%, 11/20/43 - 12/1/43, with a value of $3,287,131. (e)		488,803

488,803	Undivided interest of 2.03% in a reverse repurchase agreement (principal amount/value $24,085,016 with a maturity value of $24,085,043) with HSBC Securities (USA) Inc, 0.02%, dated 12/31/13 to be repurchased at $488,803 on 1/2/14 collateralized by U.S. Treasury securities, 1.38% - 2.50%, 12/31/18 - 8/15/23, with a value of $24,566,974. (e)		488,803

488,803	Undivided interest of 2.73% in a reverse repurchase agreement (principal amount/value $17,874,453 with a maturity value of $17,874,463) with Citigroup Global Markets Inc, 0.01%, dated 12/31/13 to be repurchased at $488,803 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 11.25%, 2/18/14 - 5/4/37, with a value of $18,231,949. (e)		488,803

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Reverse Repurchase Agreements — (continued)
$ 102,906	Undivided interest of 5.74% in a reverse repurchase agreement (principal amount/value $1,793,212 with a maturity value of $1,793,212) with RBC Capital Markets Corp, 0.00%, dated 12/31/13 to be repurchased at $102,906 on 1/2/14 collateralized by U.S. Treasury securities, 0.00% - 2.50%, 1/23/14 - 8/15/23, with a value of $1,829,077. (e)(f)	$	102,906

			2,058,118

TOTAL SHORT TERM INVESTMENTS — 0.73% (Cost $2,318,034)		$	2,318,034

TOTAL INVESTMENTS — 100.43% (Cost $185,900,274)		$	318,628,546

OTHER ASSETS & LIABILITIES, NET — (0.43)%		$	(1,348,911)

TOTAL NET ASSETS — 100.00%		$	317,279,635

(a)	All or a portion of the security is on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
(f)	The rate of the reverse repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P 500® Emini Long Futures	12	USD	$ 1,104,660	March 2014	$41,553

S&P Mid 400® Emini Long Futures	1	USD	133,940	March 2014	5,325

			Net Appreciation		$ 46,878

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West Stock Index Fund

ASSETS:
Investments in securities, fair value (including $2,005,120 of securities on loan)(a)	$316,570,428
Reverse repurchase agreements, fair value(b)	2,058,118
Cash	668,423
Subscriptions receivable	232,885
Variation margin on futures contracts	7,036
Dividends receivable	415,761

Total Assets	319,952,651

LIABILITIES:
Payable to investment adviser	164,887
Payable upon return of securities loaned	2,058,118
Redemptions payable	350,732
Payable for investments purchased	99,279

Total Liabilities	2,673,016

NET ASSETS	$317,279,635

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,271,917
Paid-in capital in excess of par	189,121,681
Net unrealized appreciation on investments and futures contracts	132,775,150
Accumulated net realized loss on investments and futures contracts	(5,889,113)

NET ASSETS	$317,279,635

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	12,719,169

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$24.94

(a) Cost of investments	$183,842,156
(b) Cost of reverse repurchase agreements	$2,058,118

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West Stock Index Fund

INVESTMENT INCOME:
Interest	$615
Income from securities lending	26,833
Dividends	6,242,954
Foreign withholding tax	(933)

Total Income	6,269,469

EXPENSES:
Management fees	1,818,460

Total Expenses	1,818,460

NET INVESTMENT INCOME	4,451,009

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	18,672,297
Net realized gain on futures contracts	1,314,769

Net Realized Gain on Investments	19,987,066

Net change in unrealized appreciation on investments	58,656,888
Net change in unrealized appreciation on futures contracts	95,552

Net Change in Unrealized Appreciation on Investments	58,752,440

Net Realized and Unrealized Gain on Investments and Futures Contracts	78,739,506

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,190,515

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West Stock Index Fund

OPERATIONS:
Net investment income	$4,451,009	$4,864,606
Net realized gain on investments	19,987,066	7,707,958
Net change in unrealized appreciation on investments	58,752,440	29,060,769

Net Increase in Net Assets Resulting from Operations	83,190,515	41,633,333

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,245,690)	(4,789,898)
From net realized gains	(15,791,498)	(6,356,099)

Total Distributions	(21,037,188)	(11,145,997)

CAPITAL SHARE TRANSACTIONS:
Shares sold	35,603,915	27,790,820
Shares issued in reinvestment of distributions	21,037,188	11,145,997
Shares redeemed	(87,328,451)	(58,082,293)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(30,687,348)	(19,145,476)

Total Increase in Net Assets	31,465,979	11,341,860

NET ASSETS:
Beginning of year	285,813,656	274,471,796

End of year	$317,279,635	$285,813,656

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,520,761	1,386,765
Shares issued in reinvestment of distributions	858,506	556,047
Shares redeemed	(3,754,262)	(2,874,526)

Net Decrease	(1,374,995)	(931,714)

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West Stock Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$20.28		$18.27		$18.35	$16.12	$12.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34	(a)	0.34	(a)	0.27	0.25	0.24
Net realized and unrealized gain (loss)	6.04		2.46		(0.05)	2.23	3.19

Total From Investment Operations	6.38		2.80		0.22	2.48	3.43

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.34)		(0.27)	(0.25)	(0.24)
From net realized gains	(1.30)		(0.45)		(0.03)	–	–

Total Distributions	(1.72)		(0.79)		(0.30)	(0.25)	(0.24)

NET ASSET VALUE, END OF YEAR	$24.94		$20.28		$18.27	$18.35	$16.12

TOTAL RETURN(b)	31.72%		15.54%		1.21%	15.48%	26.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$317,280		$285,814		$274,472	$299,714	$292,410
Ratio of expenses to average net assets	0.60%		0.60%		0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.47%		1.67%		1.43%	1.44%	1.76%
Portfolio turnover rate	5%		5%		6%	5%	13%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

  See Notes to Financial Statements.

  Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

  Annual Report - December 31, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$309,478,148	$—	$—	$309,478,148
Foreign Common Stock	6,832,364	—	—	6,832,364
Short Term Investments	—	2,318,034	—	2,318,034
Derivative Investments:
Futures Contracts (a)	46,878	—	—	46,878

Total Investments	$316,357,390	$2,318,034	$0	$318,675,424

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or

  Annual Report - December 31, 2013

restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$–	$794,681	$(794,681)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary income	$5,147,577	$4,789,898
Long-term capital gain	15,889,611	6,356,099

	$21,037,188	$11,145,997

  Annual Report - December 31, 2013

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$–
Undistributed capital gains	4,020,406

Net accumulated earnings	4,020,406

Net unrealized appreciation on investments	122,865,631
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$126,886,037

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss

  Annual Report - December 31, 2013

equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 61 futures contracts for the reporting period.

Valuation of derivative instruments as of December 31, 2013 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value

Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$46,878(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2013 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,314,769	Net change in unrealized appreciation on futures contracts	$95,552

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $16,107,432 and $58,655,220, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $195,762,915. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $145,306,934 and gross depreciation of investments in which there was an excess of tax cost over value of $22,441,303 resulting in net appreciation of $122,865,631.

  Annual Report - December 31, 2013

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $2,005,120 and received collateral of $2,058,118 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

8. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circut. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $83,232.

A lawsuit has been filed relating to the Fund’s investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by Basell AF S.C.A. On December 19, 2011, the Fund was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of this lawsuit. The lawsuit alleges no misconduct by the Fund, and the Fund intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $398,688.

  Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Stock Index Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Stock Index Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement among the Company, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with the Sub-Adviser (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with the Sub-Adviser. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. The Interim Sub-Advisory Agreement became effective on October 8, 2013 and remained in effect until December 5, 2013 when the New Sub-Advisory Agreement took effect. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and the Company are permitted, under certain conditions and subject to the approval of the Board of the Company, to enter into new sub-advisory agreements with sub-advisers to the Funds without obtaining shareholder approval.

In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and the Sub-Adviser that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with the Sub-Adviser at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with the Sub-Adviser. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

	(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

	(3)	Compliance with applicable governmental laws, rules, and regulations;

	(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

	(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West

Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.[4] The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the
Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

                (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014